UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim U.S. Government Mortgage Securities Portfolio (Initial Class)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

Summary of Investments by Maturity Date as of June 29, 2012

Maturity	% of Portfolio Investments
1 to 3 Years	1.99%
3 to 5 Years	2.57%
5 to 10 Years	7.53%
10 to 20 Years	16.90%
20 to 30 Years	64.87%
Over 30 Years	3.55%
Short Term Investments	2.59%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/2012)	(06/29/2012)	(01/01/2012- 06/29/2012)

Actual	$1,000.00	$1,018.80	$3.03

Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.03

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount			Value
BONDS AND NOTES
Asset-Backed Securities — 1.82%
$1,500,000	ACE Securities Corp Series 2007-D1, Class A2(a)(b)
	6.34%, 02/25/2038	$	872,750
1,544,184	Citicorp Residential Mortgage Securities Inc Series 2006-2, Class A6(b)
	5.67%, 09/25/2036		1,481,606
152,794	Federal Home Loan Mortgage Corp Float Series T-34, Class A1V(c)
	0.49%, 07/25/2031		154,179
2,700,000	HSBC Home Equity Loan Trust Float Series 2007-2, Class A3F(b)
	6.14%, 07/20/2036		2,675,354
837,681	NCUA Guaranteed Notes Series 2010-C1, Class A1
	1.60%, 10/29/2020		848,906
	Residential Funding Mortgage Securities II Home Loan Trust
	Series 2006-HI5, Class A3
720,130	5.50%, 08/25/2025		716,992
	Series 2006-HI2, Class A3
258,298	5.79%, 02/25/2036		258,330

			7,008,117

Basic Materials — 0.18%
602,500	Xstrata Finance Canada Ltd(a)
	5.80%, 11/15/2016		673,027

Communications — 0.29%
750,000	Crown Castle Towers LLC(a)
	6.11%, 01/15/2020		868,212
250,000	Pearson Funding Two PLC(a)
	4.00%, 05/17/2016		265,431

			1,133,643

Consumer, Cyclical — 1.15%
500,000	Cintas Corp No 2
	2.85%, 06/01/2016		519,306
1,285,227	CVS Pass-Through Trust
	6.04%, 12/10/2028		1,449,492
1,274,076	UAL 2009-1 Pass Through Trust
	10.40%, 11/01/2016		1,454,103
876,630	UAL 2009-2A Pass Through Trust
	9.75%, 01/15/2017		997,167

			4,420,068

Consumer, Non-cyclical — 0.07%
250,000	Brambles USA Inc(a)
	5.35%, 04/01/2020		279,666

Principal Amount			Value
Energy — 0.73%
$500,000	Gulfstream Natural Gas System LLC(a)
	6.95%, 06/01/2016	$	577,827
430,279	Kern River Funding Corp(a)
	4.89%, 04/30/2018		470,351
250,000	Panhandle Eastern Pipe Line Co LP
	6.20%, 11/01/2017		286,146
250,000	Sunoco Logistics Partners Operations LP
	8.75%, 02/15/2014		272,158
500,000	Transocean Inc
	4.95%, 11/15/2015		538,337
500,000	Weatherford International Ltd/Bermuda
	9.63%, 03/01/2019		651,622

			2,796,441

Financial — 2.05%
1,000,000	American Honda Finance Corp(a)
	7.63%, 10/01/2018		1,279,589
1,152,411	BGS CTL(a)(d)
	6.36%, 06/15/2033		1,277,182
500,000	Duke Realty LP
	6.75%, 03/15/2020		584,485
1,000,000	Ford Motor Credit Co LLC
	7.00%, 04/15/2015		1,111,379
800,000	International Lease Finance Corp(a)
	6.75%, 09/01/2016		860,000
1,000,000	Prudential Covered Trust 2012-1(a)
	3.00%, 09/30/2015		1,015,834
1,500,000	SunAmerica Financial Group Inc
	7.50%, 07/15/2025		1,727,883

			7,856,352

Industrial — 0.13%
444,010	Federal Express Corp 1998 Pass Through Trust
	6.85%, 01/15/2019		499,511

Mortgage-Backed Securities — 84.46%
443,289	Americold LLC Trust Series 2010-ARTA, Class A1(a)
	3.85%, 01/14/2029		472,309
	Federal Home Loan Mortgage Corp
20,996	9.00%, 12/01/2014		22,851
28,904	9.50%, 06/01/2020		28,989
13,920	11.00%, 06/01/2020		16,533
53,431	11.00%, 07/01/2020		63,911
65,992	11.00%, 08/01/2020		78,936
339,876	5.50%, 04/01/2022		370,871
780,398	4.50%, 03/01/2024		829,833
2,931,503	4.50%, 04/01/2024		3,117,202
1,641,369	4.50%, 05/01/2024		1,745,343
1,288,781	4.50%, 12/01/2024		1,370,420
26,240	9.50%, 04/01/2025		32,091

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount			Value
Mortgage-Backed Securities — (continued)
$1,323,203	4.00%, 03/01/2026	$	1,400,821
8,139,233	3.00%, 12/01/2026		8,539,831
2,947,383	3.00%, 04/01/2027		3,088,226
2,947,014	3.50%, 02/01/2032		3,118,119
219,181	7.50%, 03/01/2032		268,258
234,189	7.00%, 09/01/2032		272,879
897,829	5.50%, 05/01/2033		983,969
600,591	5.50%, 06/01/2033		658,213
1,899,691	5.50%, 08/01/2033		2,087,146
356,983	5.50%, 01/01/2034		391,233
1,051,939	5.50%, 10/01/2034		1,151,550
1,212,056	5.00%, 08/01/2035		1,306,512
3,854,145	5.00%, 09/01/2035		4,167,322
498,534	5.50%, 09/01/2035		545,118
3,017,648	5.00%, 12/01/2035		3,252,816
199,378	5.00%, 01/01/2036		214,916
1,851,367	6.00%, 01/01/2036		2,039,915
1,549,363	6.00%, 03/01/2036		1,707,154
821,148	6.00%, 07/01/2036		914,528
1,304,927	6.00%, 11/01/2036		1,434,154
580,896	6.00%, 08/01/2037		639,875
338,589	5.50%, 05/01/2038		368,112
229,040	6.00%, 05/01/2038		252,294
1,073,701	5.00%, 06/01/2038		1,154,188
1,374,146	6.00%, 06/01/2038		1,508,081
1,984,439	4.00%, 08/01/2039		2,107,323
841,901	4.50%, 11/01/2039		899,524
1,624,620	4.50%, 04/01/2040		1,737,845
2,536,959	4.50%, 06/01/2040		2,773,228
3,545,924	4.50%, 07/01/2040		3,876,157
1,738,526	4.00%, 02/01/2041		1,847,268
1,282,033	3.50%, 02/01/2042		1,346,452
3,470,609	3.50%, 04/01/2042		3,644,999
2,793,519	3.50%, 05/01/2042		2,933,887
6,000,000	3.50%, 06/01/2042		6,301,487
	Federal National Mortgage Association
25,817	6.50%, 07/01/2014		26,889
400,878	6.50%, 02/01/2017		434,670
330,367	6.00%, 03/01/2017		356,195
76,499	5.50%, 01/01/2018		82,994
1,116,679	5.50%, 04/01/2018		1,223,596
1,451,860	5.00%, 05/01/2018		1,584,696
132,787	5.00%, 06/01/2018		144,520
2,047,610	5.00%, 08/01/2018		2,236,540
86,790	9.50%, 09/01/2020		100,730
20,118	8.50%, 08/01/2021		20,184
468,202	5.00%, 06/01/2023		505,110
13,433	8.50%, 08/01/2024		16,311
1,997,602	4.00%, 07/01/2025		2,125,703
1,673,651	4.00%, 09/01/2025		1,780,978
1,450,046	4.00%, 12/01/2025		1,543,033
2,601,996	3.50%, 01/01/2026		2,752,228
1,501,925	3.50%, 03/01/2026		1,588,642
94,320	8.50%, 11/01/2026		111,372
2,868,003	3.00%, 12/01/2026		3,008,544
1,201,354	4.50%, 02/01/2030		1,291,274
146,653	7.00%, 02/01/2031		171,439
211,258	7.00%, 09/01/2031		246,989
519,166	6.50%, 12/01/2031		596,213

Principal Amount			Value
Mortgage-Backed Securities — (continued)
$290,148	7.00%, 12/01/2031	$	339,077
1,544,161	6.50%, 01/01/2032		1,775,134
144,707	7.00%, 01/01/2032		169,185
638,223	6.50%, 02/01/2032		732,532
1,235,319	3.50%, 04/01/2032		1,307,089
557,544	6.00%, 02/01/2033		605,875
757,976	6.00%, 03/01/2033		853,528
1,684,765	5.50%, 07/01/2033		1,852,198
3,335,077	5.00%, 09/01/2033		3,629,123
671,830	5.50%, 09/01/2033		738,596
397,132	5.00%, 11/01/2033		432,147
1,159,673	5.50%, 11/01/2033		1,288,330
501,649	5.50%, 12/01/2033		551,503
729,336	5.50%, 03/01/2034		801,362
253,842	5.50%, 04/01/2034		278,911
1,701,612	5.50%, 10/01/2034		1,869,655
1,018,937	5.50%, 12/01/2034		1,119,563
1,068,439	5.50%, 01/01/2035		1,179,295
2,904,765	5.50%, 02/01/2035		3,191,904
962,980	5.50%, 05/01/2035		1,056,274
166,949	5.00%, 08/01/2035		181,147
976,865	5.00%, 09/01/2035		1,062,994
1,236,237	5.00%, 10/01/2035		1,341,371
1,049,803	5.50%, 10/01/2035		1,153,476
460,603	5.50%, 11/01/2035		505,226
1,789,681	6.00%, 12/01/2035		1,980,056
1,338,185	5.50%, 01/01/2036		1,467,829
1,362,770	6.00%, 01/01/2036		1,507,733
561,768	6.00%, 02/01/2036		619,067
371,315	5.50%, 03/01/2036		407,289
536,894	6.00%, 03/01/2036		594,005
2,993,845	5.50%, 04/01/2036		3,283,890
1,559,230	5.50%, 05/01/2036		1,710,289
1,318,902	5.50%, 06/01/2036		1,440,908
432,729	6.00%, 12/01/2036		476,867
902,911	5.50%, 01/01/2037		990,386
818,184	6.00%, 05/01/2037		901,638
881,572	5.00%, 07/01/2037		959,298
1,421,372	5.50%, 06/01/2038		1,551,080
1,432,516	4.50%, 02/01/2039		1,541,397
3,061,523	4.00%, 03/01/2039		3,261,627
2,735,938	4.50%, 03/01/2039		2,936,019
2,961,926	4.50%, 04/01/2039		3,249,804
1,595,434	5.00%, 04/01/2039		1,748,216
5,011,101	4.50%, 05/01/2039		5,517,353
841,367	5.00%, 05/01/2039		923,174
6,932,587	4.50%, 06/01/2039		7,607,634
7,864,168	4.50%, 08/01/2039		8,462,984
1,002,633	5.50%, 08/01/2039		1,094,128
3,389,906	4.50%, 11/01/2039		3,637,811
3,279,034	5.00%, 11/01/2039		3,618,351
1,424,096	5.00%, 12/01/2039		1,571,462
788,743	4.50%, 03/01/2040		848,889
642,374	4.50%, 09/01/2040		701,596
1,698,786	4.50%, 11/01/2040		1,828,328
1,867,406	5.00%, 01/01/2041		2,085,740
1,353,811	4.50%, 02/01/2041		1,485,392
455,666	4.00%, 03/01/2041		485,876
1,083,852	4.50%, 03/01/2041		1,183,776
2,288,743	4.50%, 04/01/2041		2,483,860

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount			Value
Mortgage-Backed Securities — (continued)
$2,077,406	4.50%, 06/01/2041	$	2,268,928
1,238,032	Series 2011-64 , Class DB 4.00%, 07/25/2041		1,315,958
1,903,875	4.00%, 09/01/2041		2,046,757
1,873,953	4.50%, 09/01/2041		2,046,718
2,132,022	4.50%, 10/01/2041		2,328,580
2,914,038	3.50%, 12/01/2041		3,066,036
6,757,232	4.00%, 12/01/2041		7,242,654
967,987	Series 2004-W1 , Class 1A7 5.68%, 11/25/2043		1,160,447
	Government National Mortgage Association
1,694	7.50%, 10/15/2013		1,715
9,395	9.00%, 07/15/2018		9,435
4,322	9.50%, 05/20/2022		5,106
10,047	8.00%, 11/20/2023		12,074
1,812,705	3.50%, 11/20/2026		1,938,638
1,915,947	3.50%, 01/15/2027		2,048,316
7,525	7.50%, 10/20/2028		9,124
6,019	7.50%, 12/20/2028		7,285
2,613,626	5.00%, 06/15/2033		2,897,745
812,309	5.00%, 10/20/2033		903,054
1,450,450	6.00%, 12/20/2033		1,640,361
741,479	5.00%, 02/20/2034		824,312
730,251	5.50%, 11/20/2034		815,138
388,418	5.50%, 02/20/2035		433,569
542,812	5.50%, 04/20/2035		605,911
709,957	5.00%, 12/20/2035		788,603
10,510,440	5.00%, 01/15/2039		11,570,884
433,547	5.50%, 05/20/2039		481,506
3,055,308	4.50%, 08/15/2039		3,346,500
10,887,323	4.00%, 05/20/2040		11,892,581
2,641,768	4.00%, 11/15/2040		2,894,145
5,136,871	4.00%, 12/15/2040		5,627,614
4,342,748	4.00%, 01/15/2041		4,757,625
4,635,959	4.50%, 02/20/2041		5,167,070
4,463,912	4.00%, 03/20/2041		4,884,448
1,590,323	4.00%, 05/20/2041		1,740,144
2,876,335	4.00%, 08/15/2041		3,146,626
1,083,000	GS Mortgage Securities Corp II Series 2005-GG4, Class AABA
	4.68%, 07/10/2039		1,090,635
	JP Morgan Chase Commercial Mortgage Securities Corp
5,000,000	Adjusted Series 2005-LDP5, Class A4 5.36%, 12/15/2044(c)		5,593,600
500,000	Series 2005-LDP5, Class AM 5.40%, 12/15/2044(c)		548,172
1,750,000	Series 2011-C4, Class A2 3.34%, 07/15/2046(a)		1,842,258
	Morgan Stanley Capital I Inc(c)
1,250,000	Series 2004-IQ7, Class A4 5.53%, 06/15/2038		1,323,460
4,000,000	Series 2005-IQ10, Class A4A 5.23%, 09/15/2042		4,418,288
365,000	Series 2007-T25, Class AM 5.54%, 11/12/2049		378,034

Principal Amount			Value
Mortgage-Backed Securities — (continued)
$582,682	Sequoia Mortgage Trust Series 2011-1, Class A1(c)
	4.13%, 02/25/2041	$	595,115
	Vendee Mortgage Trust
1,104,360	Series 1993-3, Class 1 5.67%, 09/15/2023(c)		1,258,625
2,308,546	Series 1996-3, Class 1Z 6.75%, 09/15/2026		2,683,685
1,939,668	Series 2011-2, Class V 3.75%, 02/15/2028		2,155,001
1,869,369	Series 2003-1, Class G 5.75%, 03/15/2030		1,935,656
1,097,419	Series 2002-1, Class 1A 6.00%, 10/15/2031		1,264,775
3,834,276	Series 2008-1, Class GD 5.25%, 01/15/2032		4,471,608
3,462,471	Wachovia Bank Commercial Mortgage Trust Series 2004-C10, Class A4
	4.75%, 02/15/2041		3,632,149

			324,327,454

Technology — 0.14%
500,000	Fiserv Inc 4.63%, 10/01/2020		535,864

U.S. Government Agency Obligations — 0.41%
1,300,000	Federal Home Loan Bank 5.00%, 11/17/2017		1,569,743

U.S. Treasury Bonds and Notes — 7.41%
	United States Treasury Note/Bond
3,300,000	0.13%, 09/30/2013		3,293,684
1,000,000	1.00%, 08/31/2016		1,015,703
1,000,000	0.63%, 05/31/2017(e)		995,391
750,000	1.88%, 08/31/2017		791,250
500,000	2.88%, 03/31/2018		555,625
2,000,000	2.25%, 07/31/2018		2,152,968
2,000,000	1.75%, 10/31/2018		2,092,656
500,000	3.38%, 11/15/2019		578,477
1,000,000	2.63%, 08/15/2020		1,100,547
2,000,000	3.13%, 05/15/2021		2,276,876
4,000,000	2.13%, 08/15/2021		4,204,376
2,000,000	1.75%, 05/15/2022(e)		2,016,250
400,000	5.38%, 02/15/2031		582,875
2,000,000	4.50%, 02/15/2036		2,686,250
3,400,000	3.75%, 08/15/2041		4,100,189

			28,443,117

Utilities — 0.10%
337,000	Pnpp II Funding Corp 8.83%, 05/30/2016		389,040

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount				Value
TOTAL BONDS AND NOTES — 98.94% (Cost $361,677,774)		$		379,932,043

SECURITIES LENDING COLLATERAL
$999,938	Undivided interest of 2.15% in a repurchase agreement (principal amount/value $46,513,820 with a maturity value of $46,514,556) with HSBC Securities (USA) Inc, 0.19%, dated 6/29/12, to be repurchased at $999,938 on 7/2/12, collateralized by Federal National Mortgage Association, 3.50% - 4.00%, 12/1/26 - 10/1/41, with a value of $47,444,399.		$	999,938

999,938	Undivided interest of 2.12% in a repurchase agreement (principal amount/value $47,150,000 with a maturity value of $47,150,707) with Goldman Sachs & Co., 0.18%, dated 6/29/12, to be repurchased at $999,938 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.97% - 7.00%, 10/1/12 - 9/1/47, with a value of $48,093,000.			999,938

799,951	Undivided interest of 1.76% in a repurchase agreement (principal amount/value $45,400,000 with a maturity value of $45,400,795) with JP Morgan Securities, 0.21%, dated 6/29/12, to be repurchased at $799,951 on 7/2/12, collateralized by Federal National Mortgage Association, 1.33% - 6.14%, 12/12/12 - 2/1/48, with a value of $46,308,093.			799,951

Principal Amount			Value
Securities Lending Collateral — (continued)
$296,423	Undivided interest of 1.12% in a repurchase agreement (principal amount/value $26,491,855 with a maturity value of $26,492,142) with RBC Capital Markets Corp, 0.13%, dated 6/29/12, to be repurchased at $296,423 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.35% - 7.00%, 8/1/15 - 9/1/44, with a value of $27,021,693.	$	296,423

TOTAL SECURITIES LENDING
COLLATERAL — 0.81% (Cost $3,096,250)		$	3,096,250

SHORT TERM INVESTMENTS
Repurchase Agreements — 2.66%
10,195,000	Undividend interest of 52.90% in a repurchase agreement (principal amount/value $19,270,000 with a maturity value of $19,270,353) with Cantor Fitzgerald & Co., 0.22%, dated 6/29/12, to be repurchased at $10,195,187 on 7/2/12, collateralized by U.S. Treasury, 1.13%, 5/31/19, with a value of $19,655,453.		10,195,000

TOTAL SHORT TERM INVESTMENTS — 2.66%
(Cost $10,195,000)		$	10,195,000

TOTAL INVESTMENTS — 102.41%
(Cost $374,969,024)		$	393,223,293

OTHER ASSETS & LIABILITIES, NET — (2.41)%		$	(9,239,332)

TOTAL NET ASSETS — 100.00%		$	383,983,961

(a)	Restricted security; at June 29, 2012, the aggregate cost and market value of restricted securities was $10,901,394 and $10,754,436, respectively, representing 2.80% of net assets.
(b)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 29, 2012. Maturity date disclosed represents final maturity date.

(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.
(d)	Illiquid security; at June 29, 2012, the aggregate cost and market value of illiquid securities was $1,152,411 and $1,277,182, respectively, representing 0.33% of net assets.
(e)	A portion or all of the security is on loan at June 29, 2012.

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim U.S. Government Mortgage Securities Portfolio

ASSETS:
Investments in securities, market value (including $3,033,836 of securities on loan)(a)	$393,223,293
Cash	10,946
Interest receivable	1,576,826
Subscriptions receivable	633,730
Receivable for investments sold	420

Total Assets	395,445,215

LIABILITIES:
Payable to investment adviser	181,525
Payable upon return of securities loaned	3,096,250
Redemptions payable	571,625
Payable for investments purchased	7,611,854

Total Liabilities	11,461,254

NET ASSETS	$383,983,961

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,074,042
Paid-in capital in excess of par	360,189,046
Net unrealized appreciation on investments	18,254,269
Undistributed net investment income	633,805
Accumulated net realized gain on investments	1,832,799

TOTAL NET ASSETS	$383,983,961

CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	30,740,422

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$12.49

(a) Cost of investments	$374,969,024

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim U.S. Government Mortgage Securities Portfolio

INVESTMENT INCOME:
Interest	$6,758,091
Income from securities lending	17

Total Income	6,758,108

EXPENSES:
Management fees	1,137,866

Total Expenses	1,137,866

NET INVESTMENT INCOME	5,620,242

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,220,265
Change in net unrealized appreciation on investments	545,676

Net Realized and Unrealized Gain on Investments	1,765,941

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,386,183

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim U.S. Government Mortgage Securities Portfolio

OPERATIONS:
Net investment income	$5,620,242	$12,384,275
Net realized gain on investments	1,220,265	2,071,565
Change in net unrealized appreciation on investments	545,676	5,984,818

Net Increase in Net Assets Resulting from Operations	7,386,183	20,440,658

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,986,437)	(12,463,061)
From net realized gains	–	(1,541,721)

Total Distributions	(4,986,437)	(14,004,782)

CAPITAL SHARE TRANSACTIONS:
Shares sold	70,081,368	131,224,751
Shares issued in reinvestment of distributions	4,986,437	14,004,782
Shares redeemed	(69,541,687)	(172,818,261)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	5,526,118	(27,588,728)

Total Increase (Decrease) in Net Assets	7,925,864	(21,152,852)

NET ASSETS:
Beginning of period	376,058,097	397,210,949

End of period (a)	$383,983,961	$376,058,097

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	5,621,106	10,597,451
Shares issued in reinvestment of distributions	401,322	1,132,245
Shares redeemed	(5,573,898)	(13,987,010)

Net Increase (Decrease)	448,530	(2,257,314)

(a) Including undistributed net investment income:	$633,805	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007
Maxim U.S. Government Mortgage Securities Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$12.41		$12.20	$12.14	$12.03	$11.82	$11.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18		0.42	0.46	0.50	0.54	0.54
Net realized and unrealized gain	0.06		0.26	0.22	0.21	0.21	0.20

Total Income From Investment Operations	0.24		0.68	0.68	0.71	0.75	0.74

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.42)	(0.46)	(0.50)	(0.54)	(0.54)
From net realized gains	–		(0.05)	(0.16)	(0.10)	–	–

Total Distributions	(0.16)		(0.47)	(0.62)	(0.60)	(0.54)	(0.54)

NET ASSET VALUE, END OF PERIOD	$12.49		$12.41	$12.20	$12.14	$12.03	$11.82

TOTAL RETURN(a)	1.88%	(b)	5.72%	5.58%	6.01%	6.46%	6.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$383,984		$376,058	$397,211	$392,691	$374,814	$377,546
Ratio of expenses to average net assets	0.60%	(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.96%	(c)	3.33%	3.67%	4.20%	4.53%	4.77%
Portfolio turnover rate	19%	(b)	62%	62%	54%	30%	75%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim U.S. Government Mortgage Securities Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Asset-Backed and Mortgage-Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, 100% of the Portfolio’s investments are valued using Level 2 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers as of the beginning of the reporting period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Portfolio may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions and hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $9,511,721 and $2,206,633, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $69,976,076 and $69,024,714, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $374,969,024. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $18,994,859 and gross depreciation of securities in which there was an excess of tax cost over value of $740,590 resulting in net appreciation of $18,254,269.

5. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $3,033,836 and received collateral of $3,096,250 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

6. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM in connection with the proposed continuation of the Advisory Agreement. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM. Among other things, the Board considered MCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered MCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as MCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of MCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of MCM’s communications with the Board, as well as MCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against various benchmarks and the performance of similar funds. This information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2011, calendar year returns for the five-year period ended December 31, 2011, and risk-adjusted performance measures. In addition, this information also included the Portfolio’s Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of the Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of the Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

The Board assessed performance based principally on the long-term rolling quarterly analysis for the Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s three-, five- and ten-year annualized returns, three- and five-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considers a portfolio to have performed satisfactorily unless the portfolio has had a history of persistent underperformance based on the portfolio’s long-term rolling analysis. The Board noted that, although the Portfolio underperformed its peer group for the one-year annualized period, the Portfolio outperformed its peer group for each of the three-, five- and ten- year annualized periods. Accordingly, the Board determined that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM from its relationship with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees payable by the Portfolio. In evaluating the management fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category, to the extent applicable. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s management fee was at the higher end of the range management fees paid by similar funds. The Board also noted that the total annual operating expense ratio of the Portfolio was generally comparable to the annual expense ratios of similar funds. The Board further noted that the Portfolio’s expense ratio was lower than the median expense ratio for the applicable Morningstar fund category.

The Board also considered the overall financial soundness of MCM and the profits estimated to have been realized by MCM and its affiliates. The Board requested and reviewed the financial statements and profitability information from MCM. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Portfolio, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM from its relationship with the Portfolio as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Portfolio by an affiliate of MCM. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management fees were reasonable, taking into account any ancillary benefits derived by MCM.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.             CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.             EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers

          Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 28, 2012